Consolidated Statements of Income (TransUnion Holding Company, Inc., USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Revenue		$ 290.5	$ 767.0
Operating expenses
Cost of services (exclusive of depreciation and amortization below)		117.7	298.2
Selling, general and administrative		83.3	212.6
Depreciation and amortization		45.3	115.0
Total operating expenses		246.3	625.8
Operating income (loss)		44.2	141.2
Non-operating income and expense
Interest expense	(1.5)	(49.8)	(125.0)
Interest income		0.3	0.8
Other income and (expense), net	(7.0)	(0.6)	(14.3)
Total non-operating income and expense	(8.5)	(50.1)	(138.5)
Income (loss) from continuing operations before income taxes	(8.5)	(5.9)	2.7
(Provision) benefit for income taxes		0.9	(6.6)
Net income (loss)	(8.5)	(5.0)	(3.9)
Less: net income attributable to noncontrolling interests		(1.3)	(4.9)
Net income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.	$ (8.5)	$ (6.3)	$ (8.8)